Provisions (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning of the year	R 30,611
End of the year	22,415	R 30,611
Total provision	30,611	30,611	R 22,415	R 30,611
Non-current portion			(2,132)	(1,833)
Current portion			20,283	28,778
Product warranties
Reconciliation of changes in other provisions [abstract]
Beginning of the year	11,538	16,564
Income statement charge (reversal)	5,772	1,797
Utilized	(3,452)	(5,476)
Foreign currency translation differences	(73)	(1,347)
End of the year	13,785	11,538
Total provision	11,538	16,564	13,785	11,538
Non-current portion			(516)	0
Current portion			13,269	11,538
Maintenance provision
Reconciliation of changes in other provisions [abstract]
Beginning of the year	3,511	4,413
Income statement charge (reversal)	13,695	15,182
Utilized	(12,604)	(15,944)
Foreign currency translation differences	(173)	(140)
End of the year	4,429	3,511
Total provision	3,511	4,413	4,429	3,511
Non-current portion			0	(409)
Current portion			4,429	3,102
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning of the year	1,424	1,812
Finance costs	213	0
Foreign currency translation differences	(21)	(388)
End of the year	1,616	1,424
Total provision	1,424	1,812	1,616	1,424
Non-current portion			(1,616)	(1,424)
Current portion			0	0
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning of the year	11,465	523
Income statement charge (reversal)	(741)	14,561
Utilized	(10,653)	(2,834)
Foreign currency translation differences	(47)	(785)
End of the year	24	11,465
Total provision	11,465	523	24	11,465
Non-current portion			0	0
Current portion			24	11,465
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning of the year	2,673	11,261
Income statement charge (reversal)	224	281
Utilized	0	(8,600)
Foreign currency translation differences	(336)	(269)
End of the year	2,561	2,673
Total provision	R 2,673	R 11,261	2,561	2,673
Non-current portion			0	0
Current portion			R 2,561	R 2,673